Income tax expense - Details of income tax expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Current tax expense
Current tax expense with respect to the current period	₩ 884,843		₩ 501,223	₩ 612,680
Adjustments recognized in the current period in relation to the tax expense of prior periods	2,074		4,914	(65,227)
Sub-total	886,917		506,137	547,453
Deferred tax expense
Change in deferred tax assets (liabilities) due to the temporary differences	15,672		(1,702)	130,816
Income tax expense (income) directly attributable to equity	22,177		(18,433)	7,184
Sub-total	37,849		(20,135)	138,000
Income tax expense	₩ 924,766	$ 778,030	₩ 486,002	₩ 685,453